Fair Value Measurements - Schedule of value assets and liabilities measured on recurring basis (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Cash and marketable securities held in trust account	$ 250,109,441	$ 250,052,906
Level 1 [Member] | Warrant Liability - Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Warrant liability	9,833,333	9,583,333
Level 3 [Member] | Warrant Liability - Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Warrant liability	5,693,334	5,506,667
Level 3 [Member] | Forward Purchase Agreement Liability [Member]
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Warrant liability	$ 1,750,000	$ 2,050,000